Average Annual Total Returns - Admiral - Vanguard Dividend Appreciation Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 5 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	15.46%	14.92%	11.93%	Dec. 19, 2013	14.95%	14.38%	11.40%	Dec. 19, 2013	9.42%	11.89%	9.56%	Dec. 19, 2013	15.62%	15.02%	12.02%	20.79%	15.36%	13.01%